Fair value estimate - Assets and liabilities measured and recognized at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value estimate
Financial assets	$ 12,011	$ 12,182
Financial liabilities	23,293	30,410
Transfers from level 1 to 2 assets	0
Transfers from level 2 to 1 assets	0
Transfers from level 1 to 2 liabilities	0
Transfers from level 2 to 1 liabilities	0
Transfers in to level 3	0
Transfers out of level 3	0
Fair value measurement
Fair value estimate
Financial assets	1,342	729
Financial liabilities	2,221	2,023
Fair value measurement | Financial investments
Fair value estimate
Financial assets	32
Fair value measurement | Derivative financial instruments
Fair value estimate
Financial assets	431	559
Fair value measurement | Accounts receivable
Fair value estimate
Financial assets	(108)	170
Fair value measurement | Investments in equity securities
Fair value estimate
Financial assets	987
Derivative financial instruments | Fair value measurement
Fair value estimate
Financial liabilities	814	790
Participative stockholders' debentures | Fair value measurement
Fair value estimate
Financial liabilities	1,407	1,233
Level 1 | Fair value measurement
Fair value estimate
Financial assets	1,019
Level 1 | Fair value measurement | Financial investments
Fair value estimate
Financial assets	32
Level 1 | Fair value measurement | Investments in equity securities
Fair value estimate
Financial assets	987
Level 2 | Fair value measurement
Fair value estimate
Financial assets	28	459
Financial liabilities	2,043	1,814
Level 2 | Fair value measurement | Derivative financial instruments
Fair value estimate
Financial assets	136	289
Level 2 | Fair value measurement | Accounts receivable
Fair value estimate
Financial assets	(108)	170
Level 2 | Derivative financial instruments | Fair value measurement
Fair value estimate
Financial liabilities	636	581
Level 2 | Participative stockholders' debentures | Fair value measurement
Fair value estimate
Financial liabilities	1,407	1,233
Level 3 | Fair value measurement
Fair value estimate
Financial assets	295	270
Financial liabilities	178	209
Level 3 | Fair value measurement | Derivative financial instruments
Fair value estimate
Financial assets	295	270
Level 3 | Derivative financial instruments | Fair value measurement
Fair value estimate
Financial liabilities	$ 178	$ 209